Bank Loans and Notes Payable	12 Months Ended
Dec. 31, 2025
Bank Loans and Notes Payable [Abstract]
Bank Loans and Notes Payable	Bank Loans and Notes Payable

		As of December 31, (1)
													Carrying		Fair		Carrying
											2031 and		Value at		Value at		Value at
(in millions of Mexican pesos)	2026		2027		2028		2029		2030		Thereafter		December 31, 2025		December 31, 2025		December 31, 2024⁽¹⁾
Short-term debt:
Fixed-rate debt:
Argentine pesos
Bank loans	Ps.	634	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	634	Ps.	634	Ps.	638
Interest rate		36.2%		—%		—%		—%		—%		—%		36.2%		—%		50.1%
Chilean pesos
Bank loans		448		—		—		—		—		—		448		448		460
Interest rate		6.0%		—%		—%		—%		—%		—%		6.0%		—		6.4%
Uruguayan pesos
Bank loans		—		—		—		—		—		—		—		—		46
Interest rate		—%		—%		—%		—%		—%		—%		—%		—		10.8%
Colombian pesos
Bank loans		—		—		—		—		—		—		—		—		345
Interest rate		—%		—%		—%		—%		—%		—%		—%		—		10.4%
Variable-rate debt:
Mexican pesos
Bank loans		3,143		—		—		—		—		—		3,143		3,143		650
Interest rate		7.8%		—%		—%		—%		—%		—%		7.8%		—		13.5%
Colombian pesos
Bank loans		398		—		—		—		—		—		398		398		414
Interest rate		10.5%		—%		—%		—%		—%		—%		10.5%				10.4%
Chilean pesos
Bank loans		1,239		—		—		—		—		—		1,239		1,240		1,222
Interest rate		4.5%		—%		—%		—%		—%		—%		4.5%		—		6.4%
Total short-term debt	Ps.	5,862	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	5,862	Ps.	5,863	Ps.	3,775

(1)All interest rates shown in this table are weighted average contractual annual rates.

		As of December 31, (1)

													Carrying Value at December 31, 2025		Fair Value at December 31, 2025		Carrying Value at December 31, 2024⁽¹⁾
											2031 and thereafter
(in millions of Mexican pesos)	2026		2027		2028		2029		2030
Long-term debt:
Fixed-rate debt:
Euro
Senior unsecured notes	Ps.	10,539	Ps.	—	Ps.	6,182	Ps.	—	Ps.	—	Ps.	5,035	Ps.	21,756	Ps.	20,626	Ps.	21,748
Interest rate		2.6%		—%		0.5%		—%		—%		1.0%		1.6%		—		1.6%
U.S. dollars
Yankee bond (2)		—		—		—		—		18,576		29,308		47,884		46,069		43,504
Interest rate		—%		—%		—%		—%		2.8%		3.9%		3.4%		—		3.1%
Bank of NY (FEMSA USD 2043)		—		—		—		—		—		7,586		7,586		6,736		8,563
Interest rate (1)		—%		—%		—%		—%		—%		4.4%		4.4%		—		4.4%
Bank of NY (FEMSA USD 2050)		—		—		—		—		—		24,146		24,146		17,778		27,249
Interest rate (1)		—%		—%		—%		—%		—%		3.5%		3.5%		—		3.5%
Bank loans		—		2,066		—		—		—		—		2,066		2,066		2,469
Interest rate		—%		5.1%		—%		—%		—%		—%		5.1%		—		5.2%
Mexican pesos
(CEBUR MXN L22-2L)		—		—		—		—		—		8,436		8,436		8,762		8,435
Interest rate (1)		—%		—%		—%		—%		—%		9.7%		9.7%		—		9.7%
Domestic senior notes		—		8,497		9,959		5,494		—		—		23,950		23,952		23,949
Interest rate		—%		7.9%		7.4%		10.0%		—%		—%		5.3%		—		8.1%
Bank loans		116		87		19		—		—		—		222		223		458
Interest rate		11.6%		12.1%		12.3%		—%		—%		—%		11.9%		—		11.6%
Colombian pesos
Bank loans		359		—		—		—		—		—		359		359		—
Interest rate		9.9%		—%		—%		—%		—%		—%		9.9%		—		—%
Subtotal	Ps.	11,014	Ps.	10,650	Ps.	16,160	Ps.	5,494	Ps.	18,576	Ps.	74,511	Ps.	136,405	Ps.	126,571	Ps.	136,375

(1)All interest rates shown in this table are weighted average contractual annual rates.

		As of December 31, (1)

													Carrying Value at December 31, 2025		Fair Value at December 31, 2025		Carrying Value at December 31, 2024⁽¹⁾
											2031 and
(in millions of Mexican pesos)	2026		2027		2028		2029		2030		thereafter
Variable-rate debt:
Mexican pesos
(CEBUR MXN L22)		—		827		—		—		—		—		827		831		826
Interest rate (1)		—%		11.6%		—%		—%		—%		—%		11.6%		—		11.6%
Domestic senior notes		2,934		—		—		—		—		—		2,934		2,934		4,654
Interest rate (1)		7.6%		—%		—%		—%		—%		—%		7.6%		—		10.5%
Bank Loans		245		275		300		162		37		—		1,019		1,017		2,565
Interest rate (1)		6.4%		9.5%		12.3%		9.4%		9.3%		—%		9.5%		—		13.3%
Brazilian reais
Bank loans		3		—		—		—		—		—		3		3		9
Interest rate		8.8%		—%		—%		—%		—%		—%		8.8%		—		9.1%
Colombian pesos
Bank loans		616		—		—		—		—		—		616		617		—
Interest rate		10.5%		—%		—%		—%		—%		—%		10.5		—		—
Subtotal	Ps.	3,798	Ps.	1,102	Ps.	300	Ps.	162	Ps.	37	Ps.	—	Ps.	5,399	Ps.	5,402	Ps.	8,054
Total long-term debt	Ps.	14,812	Ps.	11,752	Ps.	16,460	Ps.	5,656	Ps.	18,613	Ps.	74,511	Ps.	141,804	Ps.	131,973	Ps.	144,429
Current portion of long-term debt														(14,812)				(2,947)
Total debt (3)													Ps.	147,666			Ps.	148,204

(1)All interest rates shown in this table are weighted average contractual annual rates.

(2)Interest rate derivatives that have been designated as fair value hedge relationships have been used by Coca-Cola FEMSA to mitigate the volatility in the fair value of existing financing instruments due to changes in floating interest rate benchmarks. Gains and losses on these instruments are recorded in “Market value (gain) loss on financial instruments” in the period in which they occur. During December 31, 2025, the Company applied hedging to a portion of the Senior Notes of US$705, which are linked to an interest rate swap. Starting in 2022, the hedging gain or loss adjust the carrying amount of the hedged item and is recognized in the consolidated income statement under “Market value (gain) loss in financial instruments”. During the year ended December 31, 2025, the Company recognized a loss of Ps. 544 in the consolidated income statement under “Market value (gain) loss in financial instruments”, which offsets the loss on interest rate derivatives used to hedge debt denominated in USD, that resulted from increases in interest rates.

(3)For the years ended December 31, 2025, 2024 and 2023, the amortization cost were Ps. 326, Ps. 1,122, and 1,121, respectively.

											2031	Total		Total
Hedging Derivative Financial Instruments (1)	2026		2027		2028		2029		2030		Thereafter	2025		2024
	(notional amounts in millions of Mexican pesos)														`
Cross-currency swaps:
U.S. dollars to Mexican pesos
Fixed to a variable	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	—	Ps.	—	Ps.	14,330
Interest pay rate		—		—		—		—		—	—		—		8.9%
Interest receive rate		—		—		—		—		—	—		—		3.9%
Fixed to fixed		—		—		—		—		—	—		—		10,000
Interest pay rate		—		—		—		—		—	—		—		8.9%
Interest receive rate		—		—		—		—		—	—		—		3.5%
Fixed to fixed (2)		—		—		—		—		5,875	31,086		36,961		—
Interest pay rate		—		—		—		—		7.6%	8.8%		8.6%		9.4%
Interest receive rate		—		—		—		—		2.8%	4.1%		3.9%		4.4%
U.S. dollars to Euro
Fixed to fixed		—		—		6,765		—		—	5,551		12,316		12,415
Interest pay rate		—		—		1.7%		—		—	2.1%		1.9%		1.9%
Interest receive rate		—		—		0.5%		—		—	1.0%		0.7%		0.7%
U.S. dollars to Brazilian reais
Fixed to variable		4,492		1,797		—		—		—	—		6,289		7,094
Interest pay rate		15.7%		11.3%		—		—		—	—		14.4%		12.1%
Interest receive rate		2.1%		2.8%		—		—		—	—		2.3%		2.3%
Fixed to fixed		—		—		—		—		8,624	—		8,624		9,729
Interest pay rate		—		—		—		—		8.0%	—		8.0%		8.0%
Interest receive rate		—		—		—		—		2.8%	—		2.8%		2.8%
Colombian pesos
Fixed to fixed		1,049		—		—		—		—	—		1,049		1,184
Interest pay rate		6.3%		—		—		—		—	—		6.3%		6.3%
Interest receive rate		2.8%		—		—		—		—	—		2.8%		2.8%
Interest rate swaps:
Fixed to variable rate:		—		—		—		—		—	8,983		8,983		10,134
Interest pay rate		—		—		—		—		—	4.5%		4.5%		4.8%
Interest receive rate		—		—		—		—		—	1.9%		1.9%		1.9%
Variable to a fixed rate:		—		—		2,278		—		—	—		2,278		2,331
Interest pay rate		—		—		6.1%		—		—	—		6.1%		3.6%
Interest receive rate		—		—		6.0%		—		—	—		6.0%		1.9%
Total		5,541		1,797		9,043		—		14,499	45,620		76,500		67,218

(1)All interest rates shown in this table are weighted average contractual annual rates.

(2)Cross Currency swaps which covers U.S. dollars to Mexican pesos with a notional of Ps. 5,398, that have a starting date in December 31, 2023; receiving a fixed rate of 4.4% and pay a fixed rate of 9.4%.
For the years ended December 31, 2025, 2024 and 2023, the interest expense is comprised as follows:

	2025		2024		2023
Interest on debts and borrowings	Ps.	8,712	Ps.	8,817	Ps.	8,555
Interest expense charges for employee benefits (Note 17.4)		735		587		590
Derivative instruments		3,494		3,188		(1,891)
Finance operating charges		92		175		821
Interest expense for leases liabilities (Note 12)		8,270		7,235		6,841
	Ps.	21,303	Ps.	20,002	Ps.	14,916

For the years ended December 31, 2025, 2024 and 2023, the interest income is comprised as follows:

	2025		2024		2023
Tender Offer	Ps.	—	Ps.	782	Ps.	6,961
Interest on investments		7,347		10,764		9,566
Finance operating products		264		305		514
Others		51		59		568
	Ps.	7,662	Ps.	11,910	Ps.	17,609

On May 7, 2013, the Company issued long-term debt on the NYSE (Yankee Bond) in the amount of U.S. $1,000, which was made up of senior notes of U.S. $300 with a maturity of 10 years and a fixed interest rate of 2.875%; and senior notes of U.S. $700 with a maturity of 30 years and a fixed interest rate of 4.375%. In March 2023, the Company made a tender offer in international markets for a principal amount of U.S. $147 related to this Yankee Bond, with a settlement price of U.S. $130, which includes accrued expenses. The difference between the settlement price and the book value of the debt at the date of prepayment was recognized in the consolidated income statement, representing a gain of Ps. 346. Then, in May 2023, the Company paid the senior notes of U.S. $300 which became to maturity. Finally, in November 2023, the Company made an additional tender offer for a principal amount of U.S. $127 related to the same senior notes.

On January 16, 2020, the Company issued U.S. $1,500 3.500% Senior Unsecured Notes at an annual rate of 130 basis points over the relevant benchmark. In addition, on February 12, 2020, the Company placed a re-tap to its US-denominated SEC-registered Senior Unsecured Notes due 2050 and issued U.S. $300 3.500% at an annual rate of 137.5 basis points over the relevant benchmark, raising the total outstanding balance to U.S. $1,800 with an implied yield to maturity of 3.577%. In June 2020, the Company issued U.S. $700 3.500% Senior Unsecured Notes due 2050 with an implicit weighted performance of 3.358%. In March 2023, the Company made a tender offer in international markets for a principal amount of U.S. $943 related with these senior notes, with a settlement price of U.S. $715, which includes accrued expenses. The difference between the settlement price and the book value of the debt at the date of prepayment was recognized in the consolidated income statement, representing a gain of Ps. 4,199. In June 2024, the Company made a tender offer in International markets for a principal amount of U.S. $207 related with these senior notes. The difference between the settlement price and the book value of the debt at the date of prepayment was recognized in the consolidated income statement, representing a gain of Ps. 703.

The Company had designated a portion of these non-derivative financial liabilities as a hedge on the net investment. During 2023, the Company divested its investments in Jetro Restaurant Depot and Envoy; as a result of these transactions, the net investment hedge was discontinued, recycling the effects of Envoy’s hedge in the consolidated income statements, which amount to a gain of Ps. 3,910; while in the case of Jetro Restaurant Depot hedge, it remained in other comprehensive income, as this investment was classified as FVOCI, which amount to a gain of Ps. 1,188.

In April 2021, the Company issued €500 and €700 in debt certificates at a fixed rate of 1.0%, maturing in 2033 and 0.5% maturing in 2028, respectively. In March 2023, the Company made a tender offer in international markets for a principal amount of €404 in debt securities maturing in 2028 and €259 in debt securities maturing in 2033, with a settlement price of €347 for maturing in 2028 and €197 for maturing in 2033, which includes accrued expenses. The difference between the settlement price and the book value of the debt at the date of prepayment was recognized in the consolidated income statement, representing a gain of Ps. 2,416.
On May 21, 2021, this non-derivative financial liability was designated as a hedge of the net investment in Heineken. During 2023, the Company divested its investment in Heineken. Therefore, the net investment hedge was discontinued, recycling the effects of Heineken’s hedge in the consolidated income statements, which amount to a gain of Ps. 5,763 (See Note 4.3.1).

In November 2022, the Company issued Ps. 8,446 and Ps. 827 in debt certificates at a fixed rate of 9.65%, maturing in 2032 and a floating rate of TIIE28 + 0.10%, maturing in 2027, respectively. The bond’s interest rate depends on the Company achieving key performance indicators, and in the event that such indicators are not met by the dates established in the offering documents, (2027 and 2032), the interest rate on the will increase by 25 basis points. As of December 31, 2025 the Company continues monitoring and expects to meet these key performance indicators. In accordance with the terms of the Bonds, they are linked to FEMSA's Sustainability-Linked Bond Framework, the which was adopted and published by the Company in relation to the issuance of the Sustainability-Linked Bond denominated in Euros issued in 2021 in the international capital market, for €700 in senior notes maturing in 2028, and €500 in senior notes maturing in 2033.
In February 2023, as part of Heineken Offering shares, the Company issued debt on the Frankfurt Stock Exchange (FWB) in the amount of EUR 500 million which was made up of senior unsecured Exchangeable Bonds (EB) due 2026; with a fixed interest rate of 2.625% per annum payable annually. The aggregate principal amount of the EB will be repayable with Heineken Holding N.V. shares or cash, considering an initial exchange price of EUR 95.625, being a premium of 27.5%, to EUR 75.00, being the clearing price of each share. As of the issuance date, the initial exchange option shall be comprised of 5,228,758 shares. See Note 14.2.

Coca-Cola FEMSA has the following bonds:

a)registered with the Mexican stock exchange:
i)   Ps. 8,500 (nominal value) with a maturity in 2027 and a fixed interest rate of 7.87%; (ii) Ps. 3,000 (nominal amount) with a maturity date in 2028 and fixed interest rate of 7.35%, (iii) Ps. 6,965 (nominal amount) on a Sustainability-Linked Bond ("SLB") with a maturity date in 2028 and fixed rate of 7.36%, and (iv) Ps. 2,435 (nominal amount) on an SLB with a maturity date in 2026 and floating rate of TIIE + 0.05%, (v) Ps. 5,500 (nominal amount) with a maturity date in 2029 and a fixed rate of 9.95%, and (vi) Ps. $500 (nominal amount) with a maturity date in 2026 and a floating rate of TIIE + 0.05%.

b)registered with the New York Stock Exchange:
i)    Senior notes of U.S. $1,041 with a fixed interest rate of 2.75% and maturity on January 22, 2030; (ii) Senior notes of US. $705 with interest at a fixed rate of 1.85% and maturity date on September 1, 2032; (iii) Senior notes of US. $489 with interest at a fixed rate of 5.25% and maturity date on November 26, 2043 and (iv) Senior notes of US. $500 with interest at a fixed rate of 5.10% and maturity date on May 6, 2035.

The Senior Notes are guaranteed by Coca-Cola FEMSA subsidiaries: Propimex, S. de R.L. de C.V., Comercializadora La Pureza de Bebidas, S. de R.L. de C.V., Controladora Interamericana de Bebidas, S. de R.L. de C.V., Grupo Embotellador Cimsa, S. de R.L. de C.V., Refrescos Victoria del Centro, S. de R.L. de C.V., and Yoli de Acapulco, S. de R.L. de C.V. (the “Guarantors”).
During the third quarter of 2021, Coca-Cola FEMSA issued the first SLB in the Mexican market for a total of Ps. 9,400 in the modality of communicating vessels with maturities in 2025 and 2026 and with those resources prepaid bilateral loans denominated in Mexican pesos of: (i) Ps. 3,760 with a maturity date of February 2025 and (ii) Ps. 5,640 with an expiration date of August 2026. The bond’s interest rate depends on us achieving key performance indicators, and in the event that such indicators are not met by the dates established in the offering documents, (2024 and 2026), the interest rate on the bonds will increase by 25 basis points. As of December 31, 2024 Coca-Cola FEMSA based on our external consulting firm review and the evidence presented by the Company, the indicator was complied and was reliably obtained, is fairly presented, has no significant deviations or omissions, and was prepared based on the requirements set forth in the supplement to the notes.
During the fourth quarter of 2022, Coca-Cola FEMSA repurchased a portion of the following notes registered with the SEC (i) Senior notes of US. $209 with maturity date on January 2030, and (ii) Senior notes of US. $111 with maturity date on November 2043, representing a net savings of Ps. 408 (nominal amounts). The amounts shown on the first paragraph already consider these repurchases.

During the second quarter of 2023, Coca-Cola FEMSA paid on the maturity date May 12, 2023 a Certificado Bursátil for (i) Ps. 7,500 (nominal value) and a fixed interest rate of 5.46%.

During the second quarter of 2025, Coca-Cola FEMSA paid on the maturity date August 15, 2025 a Certificado Bursátil for (i) Ps. 1,727 (nominal value) and a floating rate of TIIE + 0.08%.

Additionally, during 2025 and 2024, Coca-Cola FEMSA obtained bank loans in Argentina for Ps. 724 and Ps. 657 respectively. Additionally, during 2025 and 2024, Coca-Cola FEMSA obtained bank loans in Colombia for Ps. 1,421 and 789 respectively.

The Company has financing from different institutions under agreements that stipulate different restrictions and covenants, which mainly consist of maximum levels of leverage and capitalization as well as minimum consolidated net equity and debt and interest coverage ratios. As of the date of these consolidated financial statements, the Company complied with all restrictions and covenants contained in its financing agreements.
19.1 Reconciliation of liabilities arising from financing activities

	Carrying												Carrying
	Value at												Value at
	January 1, 2025		Cash Flows		Non-cash effects								December 31, 2025
									Foreign
					Acquisitions		New leases		Exchange		Others (1)
									Income
									(Loss)
Bank loans	Ps.	13,088	Ps.	1,383	Ps.	—	Ps.	—	Ps.	(336)	Ps.	(3,989)	Ps.	10,146
Notes payable		135,116		8,133		—		—		(10,248)		4,519		137,520
Total liabilities from financing activities		148,204		9,516		—		—		(10,584)		530		147,666
Lease liabilities		108,095		(24,061)		—		15,333		198		10,326		109,891
Total financing activities	Ps.	256,299	Ps.	(14,545)	Ps.	—	Ps.	15,333	Ps.	(10,386)	Ps.	10,856	Ps.	257,557

(1) Includes mainly remeasurements of leases, and amortized costs.

	Carrying
	Value at												Carrying
	January 1,												Value at
	2024		Cash Flows		Non-cash effects								December 31, 2024
									Foreign
					Acquisition		New leases		Exchange		Others (1)
									Income
									(Loss)
Bank loans	Ps.	10,518	Ps.	2,105	Ps.	—	Ps.	—	Ps.	504	Ps.	(39)	Ps.	13,088
Notes payable		126,306		(7,262)		1,510		—		16,926		(2,364)		135,116
Total liabilities from financing activities		136,824		(5,157)		1,510		—		17,430		(2,403)		148,204
Lease liabilities		96,073		(19,675)		474		17,520		3,995		9,708		108,095
Total financing activities	Ps.	232,897	Ps.	(24,832)	Ps.	1,984	Ps.	17,520	Ps.	21,425	Ps.	7,305	Ps.	256,299

(1)Includes mainly remeasurements of leases, and amortization of transaction costs.

	Carrying
	Value at												Carrying
	January												Value at
	1, 2023		Cash Flows		Non-cash effects								December 31, 2023
									Foreign
					Acquisition		New leases		Exchange		Others (1)
									Income
									(Loss)
Bank loans	Ps.	12,893	Ps.	(1,526)	Ps.	3	Ps.	—	Ps.	(852)	Ps.	—	Ps.	10,518
Notes payable		178,848		(30,657)		—		—		(15,364)		(6,521)		126,306
Total liabilities from financing activities		191,741		(32,183)		3		—		(16,216)		(6,521)		136,824
Lease liabilities		93,317		(16,171)		48		20,698		(1,891)		72		96,073
Total liabilities from financing activities		285,058		(48,354)		51		20,698		(18,107)		(6,449)		232,897

(1)Includes mainly remeasurements of leases, and amortization of transaction costs.